Business Combinations and Disposals	12 Months Ended
Dec. 31, 2020
Business Combinations and Disposals
Business Combinations and Disposals

Note 11.   Business Combinations and Disposals

During 2020 and 2019, the Company completed several business combination transactions. The purpose of each of the acquisitions were to expand the scope and nature of the Company’s product and service offerings, obtain new customer acquisition channels, add additional team members with important skillsets, and realize synergies. The aggregate transaction costs associated with these transactions were $247 and $123 during 2020 and 2019, respectively, and are included in general and administrative expenses on the consolidated statements of operations. The results of operations for each acquisition are included in the Company’s consolidated financial statements from the date of acquisition onwards.

2020 Acquisitions and Disposals

The acquisitions are included in the Company’s consolidated financial statements as of the date of the acquisition. The fair values assigned to tangible and intangible assets acquired and liabilities assumed are based on management’s estimates and assumptions and may be subject to change as additional information is received. The primary areas that remain preliminary relate to the fair values of intangible assets acquired, certain tangible assets and liabilities acquired, legal and other contingencies as of the acquisition date, income and non-income-based taxes and residual goodwill. The Company expects to finalize the valuation as soon as practicable, but not later than one year from the acquisition date.

Pro forma results of operations have not been presented because the effects of 2020 acquisitions, individually and in the aggregate, were not material to our consolidated results of operations.

The following table summarizes the total consideration and the estimated fair value of the assets acquired and liabilities assumed for business combinations made by the Company during the year ended December 31, 2020:

	Weighted Average Useful Life (in years)	July 23, 2020 Acquisition	December 31, 2020 Acquisition	Other Acquisitions	Total
Purchase consideration:
Cash		$2,000	$6,003	$325	$8,328
Issuance of common stock		1,790	4,711	358	6,859
Deferred acquisition consideration		—	—	80	80
Notes payable		—	—	607	607
Contingent consideration		—	1,749	—	1,749
Total purchase consideration:		$3,790	$12,463	$1,370	$17,623
Assets:
Cash and cash equivalents		$382	$119	$36	$537
Current assets		554	212	7	773
Property and equipment		212	44	2	258
Intangible assets:
Customer relationships	5.0	740	2,400	—	3,140
Acquired technology	9.0	470	3,700	300	4,470
Trademarks and tradenames	13.0	670	600	240	1,510
Non-competition agreements	2.0	70	155	—	225
Goodwill		1,576	7,242	1,358	10,176
Total assets acquired		4,674	14,472	1,943	21,089
Current liabilities		(884)	(322)	(527)	(1,733)
Deferred tax liabilities, net		—	(1,687)	(46)	(1,733)
Net assets acquired		$3,790	$12,463	$1,370	$17,623

July 23, 2020 Acquisition

On July 23, 2020, the Company acquired a moving services technology company. The purpose of the acquisition was to expand the scope and nature of the Company’s service offerings, add additional team members with important skillsets, and realize synergies. We expect $1,576 of acquired goodwill to be deductible for income tax purposes.

December 31, 2020 Acquisition

On December 31, 2020, the Company acquired iRoofing LLC, a roofing software company. The purpose of the acquisition was to expand the scope and nature of the Company’s service offerings, add additional team members with important skillsets, and realize synergies. As part of the consideration, 300,000 shares of commons stock issued have a guarantee of $20.00 per share. The contingent consideration would equal approximately 123,000 additional shares of common stock at the time of the acquisition. The goodwill associated with the acquisition is not expected to be deductible for income tax purposes.

Other Acquisitions

In the third quarter of 2020, the Company completed two other acquisitions that are not material to the consolidated financial statements. The purpose of these acquisitions was to expand the scope and nature of the Company’s service offerings, add additional team members with important skillsets, and realize synergies. The transaction costs associated with this acquisition were trivial. We expect $222 of acquired goodwill for one of the acquisitions to be deductible for income tax purposes. The goodwill associated with another acquisition is not expected to be deductible for income tax purposes.

2020 Disposal

On May 29, 2020, the Company disposed of the Serviz business. At the same time, the Company entered into a revenue transaction with the buyer of Serviz that will be satisfied over a one-year service period. In consideration for both the Serviz business and the revenue transaction, the Company received $5,000 in cash and the buyer cancelled the Company’s convertible promissory note which was recorded under the FVO and had a fair value at the time of the transaction of $2,724. The consideration allocated to the revenue transaction based on the fair value of services to be delivered is $5,000. The remainder of the consideration, was determined to be consideration for Serviz. Serviz had net assets of approximately $1,282. The Company recorded a gain of $1,442 included in the gain on divestiture of businesses in the consolidated statements of operations for the year ended December 31, 2020.

2019 Acquisitions and Disposals

The Company acquired a business that connects new homebuyers to utility companies, for aggregate consideration of $479 which included definite-lived intangible assets of $340, net liabilities of $830 and goodwill of $969.  The purpose of the acquisition was to expand the scope and nature of the Company’s product and service offerings, obtain new customer acquisition channels, add additional team members with important skillsets, and realize synergies. The transaction costs associated with this acquisition were $123 and are included in general and administrative expenses on the consolidated statements of operations. The acquisition was not material to the consolidated financial statements.

The Company divested of a company and as a part of the transaction, received 23,488 shares of Porch’s common stock. The Company recorded a $4,508 loss upon disposal in loss on divestiture of businesses in the consolidated statements of operations for the year ended December 31, 2019.